MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES   TWO WORLD TRADE CENTER,
TRUST                                                   NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000

DEAR SHAREHOLDER:

The pace of U.S. economic growth remained robust through the first half of 2000 but began to moderate in the third quarter and slowed significantly by the fourth quarter. During the first half of the year, the Federal Reserve Board continued on a tightening course, raising the federal funds rate to a nine-year high of 6.50 percent. The economic slowdown can be attributed partially to this restrictive monetary policy; other contributing factors included high energy prices and weak performance by the equity markets.

The U.S. Treasury market responded positively to the slowing economy. After peaking at a rate of 6.81 percent in May, the five-year Treasury note rallied, ending the year at 4.98 percent. Longer-maturity Treasuries performed even better, accelerated in part by a federal government program of buying back outstanding long-term debt. The reduction in the supply of long-term Treasuries resulted in an inverted yield curve, meaning that short-term yields were atypically higher than those of longer-term issues. By December the slowdown became more severe, prompting fears that the economy might experience a hard landing. This caused short-term Treasuries to rally significantly in anticipation that the Fed would ease interest rates in an attempt to prevent a recession.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended December 31, 2000, Morgan Stanley Dean Witter U.S. Government Securities Trust's Class B shares produced a total return of 11.23 percent compared to 13.24 percent for the Lehman Brothers U.S. Government Index. For the same period, the Fund's Class A, C, and D shares posted total returns of
11.18 percent, 10.70 percent and 11.43 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the Lehman index.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

The year was marked by increased volatility, with noteworthy outperformance by the long-term Treasury market. As spreads widened between long-term Treasuries and other fixed-income securities, sectors such as mortgage-backed securities underperformed. Consequently, the Fund increased its exposure to long-term Treasuries, purchasing 10-year notes while reducing its exposure to mortgage-backed securities from 63 percent to 57 percent. Early in the period, however, the Fund's shorter duration prevented it from participating fully in the Treasury rally that followed the announcement of the buyback program for long-dated Treasuries, thereby hindering its performance.

LOOKING AHEAD

We believe that the United States is entering a period of more moderate economic growth with inflation remaining at acceptable levels. The Fed appears to be pursuing a more accommodative monetary policy in order to maintain acceptable levels of growth and reduce the threat of an ongoing recession. Adjustments to the Fund's maturity and portfolio composition will be made accordingly as conditions warrant and attractive opportunities become available.

We appreciate your ongoing support of Morgan Stanley Dean Witter U.S. Government Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES
TRUST
FUND PERFORMANCE DECEMBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 - CLASS B SHARES
($ in Thousands)

                  FUND      LEHMAN (4)
December 1990      $10,000     $10,000
December 1991      $11,143     $11,532
December 1992      $11,785     $12,365
December 1993      $12,625     $13,683
December 1994      $12,182     $13,221
December 1995      $14,221     $15,646
December 1996      $14,670     $16,080
December 1997      $15,925     $17,621
December 1998      $17,084     $19,357
December 1999      $16,972     $18,925
December 2000  $18,878 (3)     $21,431

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND
    CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                                    AVERAGE ANNUAL TOTAL RETURNS
   ------------------------------------------------------------------------------------------------------------------------------
                        CLASS A SHARES*                                                  CLASS B SHARES**
   ----------------------------------------------------------     ---------------------------------------------------------------
   PERIOD ENDED 12/31/00                                          PERIOD ENDED 12/31/00
   ------------------------------                                 -----------------------------------
   1 Year                          11.18%(1)     6.46%(2)         1 Year                               11.23%(1)     6.23%(2)
   Since Inception (7/28/97)       6.38%(1)      5.04%(2)         5 Years                              5.83%(1)      5.52%(1)
                                                                  10 Years                             6.56%(2)      6.56%(2)

                      CLASS C SHARES+                                                   CLASS D SHARES#
   ------------------------------------------------------     -------------------------------------------------------------------
   PERIOD ENDED 12/31/00                                      PERIOD ENDED 12/31/00
   --------------------------                                 -----------------------------------
   1 Year                      10.70%(1)     9.70%(2)         1 Year                               11.43%(1)
   Since Inception (7/28/97)   6.07%(1)      6.07%(2)         Since Inception (7/28/97)            6.62%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on December 31, 2000.
(4) The Lehman Brothers U.S. Government Index is a broad-based measure of all U.S. Government and Treasury securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

PRINCIPAL                                       DESCRIPTION
AMOUNT IN                                           AND                                           COUPON
THOUSANDS                                      MATURITY DATE                                       RATE        VALUE
-------------------------------------------------------------------------------------------------------------------------
           MORTGAGE-BACKED SECURITIES (56.1%)
           Government National Mortgage Assoc. I (54.2%)
$114,436   02/15/28 - 03/15/29..................................................................    6.00%  $  111,074,883
 335,153   10/15/22 - 09/15/29..................................................................    6.50      331,487,403
 785,976   04/15/17 - 03/15/27..................................................................    7.00      789,168,833
 413,458   09/15/16 - 06/15/27..................................................................    7.50      420,176,759
 135,908   10/15/16 - 07/15/26..................................................................    8.00      139,220,897
 127,574   07/15/06 - 04/15/25..................................................................    8.50      131,321,522
  92,513   10/15/08 - 08/15/21..................................................................    9.00       95,924,174
  59,922   10/15/09 - 12/15/20..................................................................    9.50       62,374,674
  65,676   11/15/09 - 11/15/20..................................................................   10.00       69,041,585
     184   05/15/10 - 06/15/15..................................................................   12.50          205,256
                                                                                                           --------------
                                                                                                            2,149,995,986
                                                                                                           --------------
           Government National Mortgage Assoc. II (1.8%)
  28,470   01/20/24 - 02/20/24..................................................................    6.50       28,052,279
  45,267   03/20/26 - 07/20/29..................................................................    7.00       45,238,694
                                                                                                           --------------
                                                                                                               73,290,973
                                                                                                           --------------
           Government National Mortgage Assoc. GPM I (0.1%)
   2,419   08/15/13 - 07/15/15..................................................................   12.25        2,736,697
                                                                                                           --------------
           TOTAL MORTGAGE-BACKED SECURITIES
           (COST $2,198,098,263).........................................................................   2,226,023,656
                                                                                                           --------------

           U.S. GOVERNMENT OBLIGATIONS (31.8%)
           U.S. Treasury Notes (11.9%)
  26,000   08/15/10.............................................................................    5.75       27,247,220
 113,000   08/15/09.............................................................................    6.00      119,265,850
 113,000   08/15/07.............................................................................    6.125     118,992,390
  63,000   02/15/07.............................................................................    6.25       66,573,360
  15,000   09/30/01.............................................................................    6.375      15,074,550
  83,000   08/30/01 - 02/15/10..................................................................    6.50       87,435,880
  33,700   07/31/01 - 05/15/07..................................................................    6.625      35,417,988
   2,200   11/15/01.............................................................................    7.50        2,235,090
                                                                                                           --------------
                                                                                                              472,242,328
                                                                                                           --------------
           U.S. Treasury Principal Strips (19.9%)
   2,500   02/15/04.............................................................................    0.00        2,139,350
 373,000   05/15/04.............................................................................    0.00      315,509,510
 328,500   08/15/04.............................................................................    0.00      275,230,440
  75,000   11/15/04.............................................................................    0.00       61,874,250
  20,000   02/15/05.............................................................................    0.00       16,250,400
 136,500   05/15/09.............................................................................    0.00       88,453,365
  50,500   02/15/10.............................................................................    0.00       31,364,035
                                                                                                           --------------
                                                                                                              790,821,350
                                                                                                           --------------
           TOTAL U.S. GOVERNMENT OBLIGATIONS
           (COST $1,165,367,777).........................................................................   1,263,063,678
                                                                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL                                      DESCRIPTION
AMOUNT IN                                          AND                                            COUPON
THOUSANDS                                     MATURITY DATE                                        RATE        VALUE
-------------------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCIES (11.3%)
           Housing Urban Development Ser 99-A (0.8%)
$ 18,800   08/01/10.............................................................................    6.06%  $   18,287,324
  15,290   08/01/11.............................................................................    6.16       14,781,149
                                                                                                           --------------
                                                                                                               33,068,473
                                                                                                           --------------

           Resolution Funding Corp. Zero Coupon Strips (9.5%)
  72,000   04/15/03.............................................................................    0.00       63,861,840
  55,000   07/15/03.............................................................................    0.00       47,892,900
  69,000   10/15/03.............................................................................    0.00       59,628,420
  54,419   04/15/04.............................................................................    0.00       45,897,529
  18,500   07/15/04.............................................................................    0.00       15,380,345
   1,550   04/15/07.............................................................................    0.00        1,112,078
  18,000   10/15/07.............................................................................    0.00       12,624,840
  74,000   10/15/08.............................................................................    0.00       49,221,840
  69,000   01/15/10.............................................................................    0.00       42,187,290
  40,000   07/15/10.............................................................................    0.00       23,799,600
  24,000   10/15/10.............................................................................    0.00       14,086,560
                                                                                                           --------------
                                                                                                              375,693,242
                                                                                                           --------------

           Small Business Administration (1.0%)
  12,485   Ser 99-D 04/01/19....................................................................    6.15       12,252,614
  11,137   Ser 99-F 06/01/19....................................................................    6.80       11,344,079
  14,336   Ser 99-G 07/01/19....................................................................    7.00       14,772,123
                                                                                                           --------------
                                                                                                               38,368,816
                                                                                                           --------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (COST $427,545,222)...........................................................................     447,130,531
                                                                                                           --------------

TOTAL INVESTMENTS
(COST $3,791,011,262) (a).......................................................................   99.2%    3,936,217,865

OTHER ASSETS IN EXCESS OF LIABILITIES...........................................................    0.8        29,795,468
                                                                                                  -----   ---------------

NET ASSETS......................................................................................  100.0%  $ 3,966,013,333
                                                                                                  -----   ---------------
                                                                                                  -----   ---------------

---------------------

GPM  Graduated Payment Mortgage.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $150,780,913 and the aggregate gross unrealized depreciation is $5,574,310, resulting in net unrealized appreciation of $145,206,603.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS:
Investments in securities, at value (cost $3,791,011,262)...................................  $3,936,217,865
Cash........................................................................................       1,289,685
Receivable for:
    Interest................................................................................      25,122,224
    Shares of beneficial interest sold......................................................      23,099,111
Prepaid expenses and other assets...........................................................          40,892
                                                                                              --------------
     TOTAL ASSETS...........................................................................   3,985,769,777
                                                                                              --------------
LIABILITIES:
Payable for:
    Dividends and distributions to shareholders.............................................       9,132,907
    Shares of beneficial interest repurchased...............................................       5,435,153
    Plan of distribution fee................................................................       2,402,067
    Investment management fee...............................................................       1,476,727
    Investments purchased...................................................................         971,146
Accrued expenses and other payables.........................................................         338,444
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      19,756,444
                                                                                              --------------
     NET ASSETS.............................................................................  $3,966,013,333
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $4,326,499,935
Net unrealized appreciation.................................................................     145,206,603
Accumulated undistributed net investment income.............................................       1,084,393
Accumulated net realized loss...............................................................    (506,777,598)
                                                                                              --------------
     NET ASSETS.............................................................................  $3,966,013,333
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................  $   99,749,759
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      11,157,144
     NET ASSET VALUE PER SHARE..............................................................           $8.94
                                                                                              ==============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)......................................           $9.34
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $3,745,373,117
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     418,254,941
     NET ASSET VALUE PER SHARE..............................................................           $8.95
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................  $   27,444,778
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       3,043,296
     NET ASSET VALUE PER SHARE..............................................................           $9.02
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................  $   93,445,679
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      10,446,369
     NET ASSET VALUE PER SHARE..............................................................           $8.95
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

NET INVESTMENT INCOME:

INTEREST INCOME...............................................................................  $287,457,794
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................       200,700
Plan of distribution fee (Class B shares).....................................................    28,274,002
Plan of distribution fee (Class C shares).....................................................       159,995
Investment management fee.....................................................................    17,450,841
Transfer agent fees and expenses..............................................................     2,809,149
Custodian fees................................................................................       658,406
Shareholder reports and notices...............................................................       186,897
Registration fees.............................................................................       110,326
Professional fees.............................................................................        69,292
Trustees' fees and expenses...................................................................        17,841
Other.........................................................................................        43,851
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    49,981,300
Less: plan of distribution fee rebate (Class B shares)........................................   (21,440,075)
Less: expense offset..........................................................................       (23,592)
                                                                                                ------------

     NET EXPENSES.............................................................................    28,517,633
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................   258,940,161
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.............................................................................    10,354,536
Net change in unrealized depreciation.........................................................   145,538,211
                                                                                                ------------

     NET GAIN.................................................................................   155,892,747
                                                                                                ------------

NET INCREASE..................................................................................  $414,832,908
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................   $  258,940,161     $  291,189,703
Net realized gain (loss)..............................................       10,354,536         (5,800,037)
Net change in unrealized depreciation.................................      145,538,211       (316,259,969)
                                                                         --------------     --------------

     NET INCREASE (DECREASE)..........................................      414,832,908        (30,870,303)
                                                                         --------------     --------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares........................................................       (5,585,742)        (4,445,707)
Class B shares........................................................     (247,644,329)      (283,752,269)
Class C shares........................................................       (1,268,697)        (1,291,578)
Class D shares........................................................       (3,132,208)        (1,700,149)
                                                                         --------------     --------------

     TOTAL DIVIDENDS..................................................     (257,630,976)      (291,189,703)
                                                                         --------------     --------------
Net decrease from transactions in shares of beneficial interest.......     (459,419,956)      (501,912,356)
                                                                         --------------     --------------

     NET DECREASE.....................................................     (302,218,024)      (823,972,362)

NET ASSETS:
Beginning of period...................................................    4,268,231,357      5,092,203,719
                                                                         --------------     --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,084,393 AND
    $0, RESPECTIVELY.)................................................   $3,966,013,333     $4,268,231,357
                                                                         ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

securities valued by such pricing service; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding
$2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding
$12.5 billion; and 0.30% to the portion of daily net assets exceeding
$12.5 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 2000.

For the year ended December 31, 2000, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $21,440,075.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2000 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $20,912, $2,013,786 and $19,319, respectively and received $36,487 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 2000 were $730,241,222 and $972,576,237, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $37,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,193. At December 31, 2000, the Fund had an accrued pension liability of $55,103 included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                   FOR THE YEAR
                                                                               ENDED                          ENDED
                                                                         DECEMBER 31, 2000              DECEMBER 31, 1999
                                                                   -----------------------------  -----------------------------
                                                                      SHARES         AMOUNT          SHARES         AMOUNT
                                                                   ------------  ---------------  ------------  ---------------
CLASS A SHARES
Sold.............................................................    30,702,699  $   267,010,670    11,523,348  $   102,048,487
Reinvestment of dividends........................................       446,899        3,869,755       334,531        2,951,866
Redeemed.........................................................   (28,255,356)    (245,912,922)   (9,971,519)     (88,017,794)
                                                                   ------------  ---------------  ------------  ---------------
Net increase - Class A...........................................     2,894,242       24,967,503     1,886,360       16,982,559
                                                                   ------------  ---------------  ------------  ---------------

CLASS B SHARES
Sold.............................................................    66,794,500      579,782,812    82,020,305      731,591,171
Reinvestment of dividends........................................    15,443,226      133,649,991    17,318,048      153,220,238
Redeemed.........................................................  (146,458,727)  (1,262,985,747) (160,169,929)  (1,421,802,486)
                                                                   ------------  ---------------  ------------  ---------------
Net decrease - Class B...........................................   (64,221,001)    (549,552,944)  (60,831,576)    (536,991,077)
                                                                   ------------  ---------------  ------------  ---------------

CLASS C SHARES
Sold                                                                  3,481,386       30,798,243     8,354,968       75,105,241
Reinvestment of dividends........................................        91,523          798,659        96,528          858,566
Redeemed.........................................................    (3,072,754)     (27,087,424)   (7,754,529)     (69,533,325)
                                                                   ------------  ---------------  ------------  ---------------
Net increase - Class C...........................................       500,155        4,509,478       696,967        6,430,482
                                                                   ------------  ---------------  ------------  ---------------

CLASS D SHARES
Sold.............................................................    12,621,556      109,574,437     5,347,842       47,178,034
Reinvestment of dividends........................................       305,567        2,651,318       173,200        1,530,121
Redeemed.........................................................    (6,014,574)     (51,569,748)   (4,208,333)     (37,042,475)
                                                                   ------------  ---------------  ------------  ---------------
Net increase - Class D...........................................     6,912,549       60,656,007     1,312,709       11,665,680
                                                                   ------------  ---------------  ------------  ---------------
Net decrease in Fund.............................................   (53,914,055) $  (459,419,956)  (56,935,540) $  (501,912,356)
                                                                   ============  ===============  ============  ===============

6. FEDERAL INCOME TAX STATUS

During the year ended December 31, 2000, the Fund utilized approximately $10,305,000 of its net capital loss carryover. At December 31, 2000, the Fund had a net capital loss carryover of approximately $506,673,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through December 31 of the following years:

                           AMOUNT IN THOUSANDS
--------------------------------------------------------------------------
  2001       2002       2003       2004       2005       2006       2007
--------   --------   --------   --------   --------   --------   --------
$263,492   $118,056   $63,667    $49,153     $3,006     $2,711     $6,588
========   ========   =======    =======     ======     ======     ======

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

At December 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $144,658,832, accumulated undistributed net investment income was charged $224,792 and accumulated net realized loss was credited $144,883,624.

7. CHANGE IN ACCOUNTING POLICY

Effective January 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and, as required, begin amortizing premium on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in a decrease in the cost of securities and a corresponding increase to unrealized appreciation/depreciation.

MORGAN STANLEY DEAN WITTER U.S GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                                                                 FOR THE YEAR ENDED DECEMBER 31           JULY 28, 1997*
                                                              ------------------------------------            THROUGH
                                                                2000          1999          1998         DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $  8.58        $  9.18       $  9.09            $  9.03
                                                              -------        -------       -------            -------

Income (loss) from investment operations:
   Net investment income....................................     0.56           0.58          0.59               0.25
   Net realized and unrealized gain (loss)..................     0.36          (0.60)         0.09               0.06
                                                              -------        -------       -------            -------

Total income (loss) from investment operations..............     0.92          (0.02)         0.68               0.31
                                                              -------        -------       -------            -------

Less dividends from net investment income...................    (0.56)         (0.58)        (0.59)             (0.25)
                                                              -------        -------       -------            -------

Net asset value, end of period..............................  $  8.94        $  8.58       $  9.18            $  9.09
                                                              =======        =======       =======            =======

TOTAL RETURN+...............................................    11.18%         (0.26)%        7.70%              3.50%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     0.77%(3)       0.70 %(3)     0.76%(3)           0.77%(2)

Net investment income.......................................     5.81%(3)       6.50 %(3)     6.45%(3)           6.57%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $99,750        $70,881       $58,538            $20,841

Portfolio turnover rate.....................................       19%            11 %          14%                 4%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                             FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------------------------------------
                                                                2000          1999         1998        1997*         1996
--------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................   $ 8.59        $ 9.20       $ 9.10       $ 8.92       $ 9.21
                                                               ------        ------       ------       ------       ------

Income (loss) from investment operations:
   Net investment income....................................     0.57          0.55         0.54         0.56         0.56
   Net realized and unrealized gain (loss)..................     0.36         (0.61)        0.10         0.18        (0.29)
                                                               ------        ------       ------       ------       ------

Total income (loss) from investment operations..............     0.93         (0.06)        0.64         0.74         0.27
                                                               ------        ------       ------       ------       ------

Less dividends from net investment income...................    (0.57)        (0.55)       (0.54)       (0.56)       (0.56)
                                                               ------        ------       ------       ------       ------

Net asset value, end of period..............................   $ 8.95        $ 8.59       $ 9.20       $ 9.10       $ 8.92
                                                               ======        ======       ======       ======       ======

TOTAL RETURN+...............................................    11.23%        (0.65)%       7.27%        8.56%        3.16%

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     0.72%(1)(2)   1.02 %(1)(2)   1.27%(1)   1.26%        1.25%

Net investment income.......................................     5.86%(1)(2)   6.18 %(1)(2)   5.94%(1)   6.22%        6.28%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions......................   $3,745        $4,145       $4,996       $5,429       $6,450

Portfolio turnover rate.....................................       19%           11 %         14%           4%           8%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2) If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been 1.29% and 5.29%, respectively, for the year ended December 31, 2000 and 1.29% and 5.91%, respectively, for the year ended December 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                          FOR THE PERIOD
                                                                 FOR THE YEAR ENDED DECEMBER 31           JULY 28, 1997*
                                                              ------------------------------------            THROUGH
                                                                2000          1999          1998         DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES

SELECTED PER SHARE DATA

Net asset value, beginning of period........................  $  8.65        $  9.26       $  9.17            $ 9.03
                                                              -------        -------       -------            ------

Income (loss) from investment operations:
   Net investment income....................................     0.52           0.53          0.55              0.23
   Net realized and unrealized gain (loss)..................     0.37          (0.61)         0.09              0.14
                                                              -------        -------       -------            ------

Total income (loss) from investment operations..............     0.89          (0.08)         0.64              0.37
                                                              -------        -------       -------            ------

Less dividends from net investment income...................    (0.52)         (0.53)        (0.55)            (0.23)
                                                              -------        -------       -------            ------

Net asset value, end of period..............................  $  9.02        $  8.65       $  9.26            $ 9.17
                                                              =======        =======       =======            ======

TOTAL RETURN+...............................................    10.70%         (0.90)%        7.14%             4.14%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     1.29%(3)       1.29 %(3)     1.27%(3)          1.25%(2)

Net investment income.......................................     5.29%(3)       5.91 %(3)     5.94%(3)          5.81%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $27,445        $22,004       $17,087            $4,385

Portfolio turnover rate.....................................       19%            11 %          14%                4%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                          FOR THE PERIOD
                                                                 FOR THE YEAR ENDED DECEMBER 31           JULY 28, 1997*
                                                              ------------------------------------            THROUGH
                                                                2000          1999          1998         DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $  8.58        $  9.18       $  9.11            $  9.03
                                                              -------        -------       -------            -------

Income (loss) from investment operations:
   Net investment income....................................     0.58           0.59          0.61               0.27
   Net realized and unrealized gain (loss)..................     0.37          (0.60)         0.07               0.08
                                                              -------        -------       -------            -------

Total income (loss) from investment operations..............     0.95          (0.01)         0.68               0.35
                                                              -------        -------       -------            -------

Less dividends from net investment income...................    (0.58)         (0.59)        (0.61)             (0.27)
                                                              -------        -------       -------            -------

Net asset value, end of period..............................  $  8.95        $  8.58       $  9.18            $  9.11
                                                              =======        =======       =======            =======

TOTAL RETURN+...............................................    11.43%         (0.10)%        7.72%              3.87%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     0.54%(3)       0.54 %(3)     0.52%(3)           0.52%(2)

Net investment income.......................................     6.04%(3)       6.66 %(3)     6.69%(3)           6.91%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $93,446        $30,315       $20,392            $11,367

Portfolio turnover rate.....................................       19%            11 %          14%                 4%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES
TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter U.S. Government Securities Trust (the "Fund"), including the portfolio of investments, as of December 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1999 and the financial highlights for each of the respective stated periods ended December 31, 1999 were audited by other independent accountants whose report, dated February 9, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter U.S. Government Securities Trust as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 2, 2001

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended December 31, 2000, 38.43% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn                                                 MORGAN STANLEY
Wayne E. Hedien
James F. Higgins                                              DEAN WITTER
Dr. Manuel H. Johnson
Michael E. Nugent                                             U.S. GOVERNMENT
Philip J. Purcell
John L. Schroeder                                             SECURITIES TRUST


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

W. David Armstrong
Vice President

David S. Horowitz
Vice President

Paul F. O'Brien
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS                                          [PHOTO]

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund.
For more detailed information about the
Fund, its officers and trustees, fees,
expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for
distribution to prospective investors in
the Fund unless preceded or accompanied
by an effective prospectus. Read the                          ANNUAL REPORT
prospectus carefully before investing.                        DECEMBER 31, 2000

Morgan Stanley Dean Witter
Distributors Inc., member NASD.